Financial assets, liabilities and financial results (telecom activities) - Cash flow hedge - By maturities and currencies (Details)
€ in Millions, £ in Millions, kr in Millions, $ in Millions, $ in Millions
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 NOK (kr)	Dec. 31, 2021 HKD ($)	May 11, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Notional amount						€ 500
Telecom activities, operating segment [member] | Operating segments [member] | Cash flow hedges [member] | Interest rate swap contract [member] | FT IMMO H and subsidiaries [member] | United Kingdom, Pounds | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 22
Telecom activities, operating segment [member] | Operating segments [member] | Cash flow hedges [member] | Interest rate swap contract [member] | FT IMMO H and subsidiaries [member] | United Kingdom, Pounds | Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	25
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Currency swap contract [member] | United Kingdom, Pounds | Later than three years and not later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		£ 262
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Currency swap contract [member] | United Kingdom, Pounds | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		£ 2,250
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Currency swap contract [member] | Hong Kong, Dollars | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					$ 1,110
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Currency swap contract [member] | Hong Kong, Dollars | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					$ 939
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Currency swap contract [member] | Norway, Krone | Later than three years and not later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr				kr 500
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Currency swap contract [member] | Norway, Krone | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr				kr 800
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Currency swap contract [member] | United States of America, Dollars | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 4,200
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Interest rate swap contract [member] | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 100